UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Michael W. Stockton

EuroPacific Growth Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

EuroPacific Growth Fund® Semi-annual report for the six months ended September 30, 2014

EuroPacific Growth Fund seeks to provide long-term growth of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2014:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	0.49%	5.51%	7.63%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.84% for Class A shares as of the prospectus dated August 29, 2014.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

We are finding
new investment
opportunities while
also intensifying
our analysis of
existing holdings.

Fellow investors:

International markets declined over the six months ended September 30, 2014, amid investor concerns about the slowing pace of worldwide economic growth — particularly the deteriorating outlook for Europe’s economy. Market volatility increased late in the period, exacerbated by worsening geopolitical conflicts in the Middle East and Ukraine. Meanwhile, Japan continued to struggle as it slowly implemented a series of economic reforms.

Against this backdrop, EuroPacific Growth Fund’s return for the first half of its fiscal year was –1.54%, compared with –0.50% for the unmanaged MSCI All Country World ex USA Index, which reflects the returns of more than 40 developed and developing country stock markets, and –2.14% for the Lipper International Funds Average, a peer group measure. As shown in the table below, the fund has outpaced both measures over longer time periods.

Results at a glance

For periods ended September 30, 2014, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 4/16/84)

EuroPacific Growth Fund (Class A shares)	–1.54%	6.63%	6.76%	8.27%	11.34%
MSCI All Country World ex USA Index[1,2]	–0.50	4.77	6.03	7.06	—
Lipper International Funds Average	–2.14	3.92	6.53	6.25	9.07
MSCI EAFE Index[1,3]	–2.03	4.25	6.56	6.32	8.81

[1]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[2]	The index did not exist prior to December 31, 1987. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.
[3]	This was the fund’s primary benchmark until the fiscal year ended March 31, 2007. Results reflect dividends net of withholding taxes.

EuroPacific Growth Fund	1

The market environment

European stocks struggled amid heightened concerns about the region’s weak economic recovery, mounting deflationary pressures and a rapidly depreciating euro. The deteriorating conditions prompted the European Central Bank (ECB) to reduce its primary lending rate by 10 basis points effectively to zero, or 0.05%, in September and launch a bond buying program. The ECB also cut its overnight bank deposit rate to –0.2% in an effort to encourage commercial banks to lend their surplus funds to other financial institutions. Despite these measures, officials in a number of large euro-zone countries did not appear to pursue reforms quickly or vigorously enough to help their struggling economies.

The euro tumbled almost 8% against the U.S. dollar as investors speculated the Federal Reserve would raise interest rates in the coming year while the ECB would do the opposite. Euro-zone inflation fell to 0.3% in September — the lowest rate since October 2009 and considerably below the ECB’s official target rate of just under 2%. Meanwhile, GDP growth remained flat in the second quarter, largely due to a decline in Germany’s economic output and harsh austerity measures across the region. National debt as a proportion of GDP remains high in many countries. ECB President Mario Draghi has stated that additional steps will be taken if needed to jump-start Europe’s anemic growth and low inflation levels.

While Japan’s economy experienced a sharp contraction following a nationwide sales tax increase, the country’s weakening yen sent shares of automakers and other exporters higher. Bank of Japan Governor Haruhiko Kuroda reiterated his pledge to maintain the pace of monetary easing after disappointing economic data stoked fears that it would be difficult for the nation to achieve its 2% inflation target by next year. April’s tax increase weighed heavily on the economy. Second-quarter GDP was revised down from an annualized decline of 6.8% to 7.1%, reflecting a large drop in business investment. In light of the disappointing figures, Prime Minister Shinzo Abe has said that he will make a final decision by the end of the year on a second sales tax increase scheduled for October 2015.

Emerging markets remained volatile, prompting mixed results. Russian stocks suffered as the ruble fell amid escalating tensions with Ukraine and increased sanctions from the West. A number of Russian military troops withdrew from Eastern Ukraine following a cease-fire in September, but Russian military support continues there. A primary question moving forward will be how the ongoing Russian effort to influence Ukraine will affect Russia’s relationship with the West — especially Germany. Finding a sustainable settlement to the crisis likely will be difficult and could take years.

2	EuroPacific Growth Fund

Where the fund’s assets are invested

(Percent invested by country)

EuroPacific Growth Fund invests primarily in the stocks of companies based in Europe and the Pacific Basin.1

	EuroPacific Growth Fund		MSCI All Country World ex USA Index[2]
Europe	(9/30/14)	(3/31/14)	(9/30/14)
Euro zone[3]	23.1%	25.9%	21.6%
United Kingdom	12.1	12.3	15.1
Switzerland	5.3	6.2	6.5
Denmark	5.1	5.4	1.1
Sweden	1.5	1.4	2.2
Russia	1.2	1.2	1.0
Other Europe	.1	.4	1.4
	48.4	52.8	48.9

Pacific Basin
Japan	12.1	12.1	14.8
China	5.5	4.7	4.2
Hong Kong	4.6	4.5	2.1
South Korea	3.0	3.9	3.3
Canada	2.5	2.3	7.6
Taiwan	1.5	1.4	2.6
Australia	.5	1.0	5.3
Other Pacific Basin	3.9	2.4	4.5
	33.6	32.3	44.4

Other
India	6.8	5.1	1.5
South Africa	1.0	1.4	1.6
Israel	.6	.7	.4
Other countries	.3	3	3.2
	8.7	7.5	6.7

Short-term securities & other assets less liabilities	9.3	7.4	—

Total	100.0%	100.0%	100.0%

[1]	A country is considered part of the Pacific Basin if any of its borders touches the Pacific Ocean.
[2]	Weighted by market capitalization.
[3]	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

EuroPacific Growth Fund	3

Most Asian markets advanced despite concerns about pro-democracy protests in Hong Kong. Investors appeared to take heart from China’s targeted stimulus measures and new reforms regarding state-owned enterprises, but these efforts only partly offset worries about slowing economic growth in China. Indian stocks continued to rise as reform-minded Prime Minister Narendra Modi won the May election. Stocks were also supported by India’s better-than-expected improvement in GDP growth. Several smaller Asian markets rallied, spurred by hopes for political change. Indonesian stocks climbed with the election of Joko Widodo as the country’s president in late July. Despite the challenges they face, we expect both Modi and Widodo will try hard to lead their countries in the right direction.

Inside the portfolio

The fund’s investments in the health care, information technology and consumer staples sectors contributed to returns. Shares of pharmaceutical firms Novo Nordisk, Bayer and Novartis all posted gains and remain three of the fund’s largest holdings. Novo Nordisk continues to provide strong results due to its long-term prospects in the diabetes market. In September the company received regulatory approval in the U.S. for use of a higher dose version of its diabetes drug Victoza to treat obesity. Bayer and Novartis benefited from increased mergers-and-acquisitions activity in the sector, with both companies adding to their portfolio of products. Novartis also had promising news in the development of a treatment for chronic heart failure.

Among the fund’s technology holdings, Chinese internet giant Baidu recorded impressive gains during the period, helped by growth of its mobile platforms in areas such as online chat and video applications. Japan’s Murata Manufacturing also boosted returns, benefiting from strong sales of LTE phones in China and the launch of the iPhone 6, for which it provides components. However, shares of Samsung Electronics tumbled as the company posted its worst quarterly profit in two years amid increased competition for smartphones.

4	EuroPacific Growth Fund

After rallying last year, Japan-based telecommunication services firm SoftBank experienced a drop in quarterly profits due to slowing customer growth. The company was also hurt by the collapse of the proposed merger between its U.S. wireless unit Sprint and T-Mobile US. However, we continue to believe that SoftBank will benefit over the long term from its large stakes in Sprint and Alibaba, the Chinese e-commerce company that recently went public in the U.S.

Investments in the consumer discretionary and industrials sectors also hampered the fund’s returns. Shares of casino operator Sands China declined amid a broader slowdown in the Macau gaming sector. With China’s anti-corruption campaign in full swing, both the luxury and mass-market segments have declined. Meanwhile, cyclical companies exposed to the economic downturn in Europe suffered as well. German automaker Volkswagen and airline-related firms Lufthansa and Airbus saw double-digit losses. Emirates, the largest buyer of Airbus’ superjumbo A380 series, cancelled its multibillion dollar order of A350 airplanes.

Looking ahead

While the global economic picture continues to improve moderately, the outlook remains mixed. Many believe that even with the possibility of additional monetary stimulus, the European economy will not benefit from improved growth prospects. On the other hand, there are some who would point out that the recently completed stress tests on European banks, the commencement of the ECB’s long-term refinancing operation, and the recent decline of the euro and the price of oil might be the winning combination to help Europe’s economy recover. In Japan, further economic reforms will be needed to sustain a long-term recovery. Abe’s pace of reform has disappointed many, but we do not doubt his commitment. Although geopolitical troubles and a potential increase in U.S. interest rates could challenge some developing economies, rising consumer demand should continue to provide long-term investment opportunities for companies with exposure to emerging markets.

EuroPacific Growth Fund	5

The fund’s portfolio managers continue to find attractively valued, well-managed companies experiencing growing consumer and business demand, including those in the automotive and aerospace industries. They also have focused on businesses that stand to benefit from technological innovations in areas such as health care and e-commerce, many of which are disrupting their respective industries in an ever-changing world. We continue to research and identify new investment opportunities in these areas while also intensifying our analysis of the fund’s existing holdings.

As always, we thank you, our fellow investors, for your continued support of EuroPacific Growth Fund.

Sincerely,

Michael Thawley	Carl Kawaja
Vice Chairman of the Board	President

November 7, 2014

For current information about the fund, visit americanfunds.com.

With this report, we bid farewell to Michael Thawley, trustee of EuroPacific Growth Fund for the past two years. After serving nine years with Capital Group as an international adviser — and before that five years as Australia’s ambassador to the U.S. — Michael is returning to his home country to take a senior position in the government. As a skilled and thoughtful analyst of political and economic developments around the world, Michael has been instrumental in helping the fund navigate a challenging but fruitful period in its history. We thank him for his dedication to pursuing EuroPacific Growth Fund’s mission on behalf of investors.

6	EuroPacific Growth Fund

Summary investment portfolio September 30, 2014	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
Euro zone*	23.19%
Japan	12.09
United Kingdom	12.06
India	6.79
China	5.48
Switzerland	5.32
Denmark	5.09
Hong Kong	4.58
South Korea	3.04
Canada	2.52
Other countries	10.53
Short-term securities & other assets less liabilities	9.31
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.

Common stocks 90.15%	Shares	Value (000)
Financials 20.66%
Prudential PLC	93,463,984	$2,084,903
Barclays PLC	538,901,987	1,987,096
HDFC Bank Ltd.	83,160,429	1,175,032
HDFC Bank Ltd. (ADR)	7,852,300	365,760
AIA Group Ltd.	232,909,200	1,204,312
Housing Development Finance Corp. Ltd.	62,275,570	1,064,059
AXA SA	39,998,157	985,639
Commerzbank AG, non-registered shares[1]	56,740,233	848,523
Société Générale	15,528,896	792,789
ICICI Bank Ltd.	33,068,399	767,571
Bank of Ireland[1,2]	1,901,774,953	746,972
Bankia, SA1	389,975,203	728,001
Axis Bank Ltd.	116,124,320	710,171
UniCredit SpA	85,957,649	679,641
Fairfax Financial Holdings Ltd.[2]	868,291	387,439
Fairfax Financial Holdings Ltd. (CAD denominated)[2]	525,000	235,225
ORIX Corp.	44,952,700	620,136

EuroPacific Growth Fund	7

Common stocks (continued)	Shares	Value (000)
Financials (continued)
ING Groep NV, depository receipts[1]	39,990,000	$571,261
Brookfield Asset Management Inc., Class A	12,330,000	554,357
Other securities		8,999,676
		25,508,563

Information technology 13.16%
Murata Manufacturing Co., Ltd.[2]	16,016,400	1,821,058
Baidu, Inc., Class A (ADR)[1]	7,780,900	1,698,026
Samsung Electronics Co. Ltd.	1,468,900	1,648,119
Samsung Electronics Co. Ltd., nonvoting preferred	48,800	41,528
Tencent Holdings Ltd.	94,946,500	1,412,303
Taiwan Semiconductor Manufacturing Co. Ltd.	302,957,649	1,195,119
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,822,723	117,502
Nintendo Co., Ltd.[2]	10,185,600	1,107,948
Naver Corp.	1,250,006	955,939
ASML Holding NV	8,496,811	845,888
Infineon Technologies AG2	56,470,947	584,371
ARM Holdings PLC	38,430,700	564,456
Other securities		4,253,128
		16,245,385

Health care 12.80%
Novo Nordisk A/S, Class B	122,081,900	5,841,487
Bayer AG	20,348,384	2,850,244
Novartis AG	27,121,405	2,561,008
UCB SA2	10,724,824	973,686
Roche Holding AG	2,623,000	777,806
Teva Pharmaceutical Industries Ltd. (ADR)	12,810,300	688,554
Other securities		2,107,501
		15,800,286

Consumer discretionary 12.14%
Toyota Motor Corp.	21,518,000	1,268,027
Liberty Global PLC, Class A1	13,481,000	573,482
Liberty Global PLC, Class C1	11,364,070	466,097
Volkswagen AG, nonvoting preferred	3,766,362	782,068
Rakuten, Inc.	65,173,300	750,525
Industria de Diseño Textil, SA	24,920,000	688,520
Honda Motor Co., Ltd.	19,113,400	662,238
Naspers Ltd., Class N	5,785,900	638,448
Other securities		9,166,615
		14,996,020

Industrials 7.56%
Airbus Group NV	15,521,890	976,717
Ryanair Holdings PLC (ADR)[1]	16,627,920	938,314
Rolls-Royce Holdings PLC[1]	51,682,535	808,108
International Consolidated Airlines Group, SA (CDI)[1,2]	116,313,540	692,210
Other securities		5,913,981
		9,329,330

8	EuroPacific Growth Fund

	Shares	Value (000)
Consumer staples 7.17%
Associated British Foods PLC	38,705,838	$1,681,018
British American Tobacco PLC	26,840,999	1,515,133
Nestlé SA	15,566,799	1,145,457
Pernod Ricard SA	9,194,053	1,040,949
Alimentation Couche-Tard Inc., Class B	21,626,800	691,509
Other securities		2,774,260
		8,848,326

Telecommunication services 4.11%
SoftBank Corp.	37,919,600	2,658,434
Other securities		2,422,984
		5,081,418

Materials 3.40%
Syngenta AG	2,100,315	669,452
First Quantum Minerals Ltd.	29,972,181	578,596
Other securities		2,950,691
		4,198,739

Energy 2.31%
BG Group PLC	33,293,000	615,292
Other securities		2,238,374
		2,853,666

Utilities 1.91%
Power Grid Corp. of India Ltd.[2]	296,023,422	648,270
Other securities		1,716,442
		2,364,712

Miscellaneous 4.93%
Other common stocks in initial period of acquisition		6,084,048

Total common stocks (cost: $76,309,728,000)		111,310,493

Rights & warrants 0.00%
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		712

Total rights & warrants (cost: $0)		712

Bonds, notes & other debt instruments 0.54%	Principal amount (000)
U.S. Treasury bonds & notes 0.54%
U.S. Treasury 0.54%
Other securities		673,152

Total bonds, notes & other debt instruments (cost: $672,325,000)		673,152

EuroPacific Growth Fund	9

Short-term securities 9.19%	Principal amount (000)	Value (000)
Fannie Mae 0.05%-0.16% due 10/27/2014-8/3/2015	$1,681,870	$1,681,459
Federal Home Loan Bank 0.04%-0.17% due 10/3/2014-8/3/2015	2,754,063	2,753,710
Freddie Mac 0.07%-0.16% due 10/1/2014-8/18/2015	3,990,175	3,989,392
Toyota Motor Credit Corp. 0.16% due 10/30/2014	25,000	24,999
Other securities		2,903,832

Total short-term securities (cost: $11,351,849,000)		11,353,392

Total investment securities 99.88% (cost: $88,333,902,000)		123,337,749
Other assets less liabilities 0.12%		142,135

Net assets 100.00%		$123,479,884

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $111,153,000, which represented .09% of the net assets of the fund. Some securities within “Other securities” (with an aggregate value of $2,298,909,000, which represented 1.86% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $2,678,091,000 over the prior 12-month period.

			Contract amount		Unrealized appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 9/30/2014 (000)
Sales:
Australian dollars	11/18/2014	UBS AG	$35,614	A$39,300	$1,328
Euros	10/9/2014	HSBC Bank	$144,762	€106,365	10,410
Euros	10/20/2014	HSBC Bank	$64,861	€50,000	1,700
Euros	10/20/2014	UBS AG	$38,340	€29,560	999
Euros	10/27/2014	Bank of America, N.A.	$191,589	€149,000	3,359
Euros	10/31/2014	Citibank	$220,422	€173,600	1,110
Euros	12/8/2014	JPMorgan Chase	$143,657	€110,600	3,894
Japanese yen	10/6/2014	Bank of America, N.A.	$62,289	¥6,545,000	2,610
Japanese yen	10/9/2014	JPMorgan Chase	$65,508	¥6,659,000	4,775
Japanese yen	10/16/2014	UBS AG	$25,864	¥2,750,000	787
Japanese yen	10/20/2014	Barclays Bank PLC	$308,647	¥33,042,500	7,328
Japanese yen	10/21/2014	Bank of America, N.A.	$152,152	¥16,300,000	3,508
Japanese yen	10/23/2014	Barclays Bank PLC	$391,519	¥41,957,500	8,893
Swiss francs	11/14/2014	Citibank	$125,281	CHF117,000	2,682
					$53,383

10	EuroPacific Growth Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended September 30, 2014, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 9/30/2014 (000)
Murata Manufacturing Co., Ltd.	14,705,400	1,311,000	—	16,016,400	$10,591	$1,821,058
Nintendo Co., Ltd.	10,185,600	—	—	10,185,600	—	1,107,948
UCB SA	9,315,505	2,019,319	610,000	10,724,824	13,589	973,686
Bank of Ireland	1,871,511,153	406,763,800	376,500,000	1,901,774,953	—	746,972
Bank of Ireland 10.24% (undated)	€5,190,000	—	€5,190,000	—	122	—
International Consolidated Airlines Group, SA (CDI)[1]	111,313,540	5,000,000	—	116,313,540	—	692,210
Power Grid Corp. of India Ltd.	296,023,422	—	—	296,023,422	6,412	648,270
Fairfax Financial Holdings Ltd.	826,291	42,000	—	868,291	—	387,439
Fairfax Financial Holdings Ltd. (CAD denominated)	525,000	—	—	525,000	—	235,225
Infineon Technologies AG	56,470,947	—	—	56,470,947	—	584,371
Ctrip.com International, Ltd. (ADR)[1]	8,414,000	—	—	8,414,000	—	477,579
Gemalto NV	4,804,745	—	—	4,804,745	2,119	441,068
Chr. Hansen Holding A/S	7,573,000	924,492	—	8,497,492	—	328,449
China Resources Gas Group Ltd.	91,800,000	26,620,000	—	118,420,000	3,819	320,266
Eurobank Ergasias SA1	—	800,389,651	—	800,389,651	—	315,411
Trend Micro Inc.[3]	3,070,000	4,092,200	—	7,162,200	—	242,277
Paddy Power PLC	3,077,308	126,692	—	3,204,000	2,103	231,356
Fuji Media Holdings, Inc.[3]	6,769,000	8,585,000	—	15,354,000	2,301	228,333
Air France-KLM[1]	11,477,262	8,023,458	—	19,500,720	—	182,856
Global Brands Group Holding Ltd.[1]	—	510,868,100	—	510,868,100	—	112,505
Sysmex Corp.[4]	13,183,600	—	4,760,000	8,423,600	1,671	—
Carnival PLC[4]	9,745,000	—	1,300,000	8,445,000	4,548	—

EuroPacific Growth Fund	11

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 9/30/2014 (000)
First Quantum Minerals Ltd.[4]	29,232,081	740,100	—	29,972,181	$3,307	$—
Deutsche Lufthansa AG4	27,172,815	—	9,643,340	17,529,475	14,354	—
Nokian Renkaat Oyj[4]	6,677,000	—	796,373	5,880,627	11,355	—
NetEase, Inc. (ADR)[4]	6,959,167	—	3,427,000	3,532,167	3,489	—
					$79,780	$10,077,279

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	This security was an unaffiliated issuer in its initial period of acquisition at 3/31/2014; it was not publicly disclosed.
[4]	Unaffiliated issuer at 9/30/2014.

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

A$ = Australian dollars

CAD = Canadian dollars

CHF = Swiss francs

€ = Euros

¥ = Japanese yen

See Notes to Financial Statements

12	EuroPacific Growth Fund

Financial statements

Statement of assets and liabilities at September 30, 2014	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $80,251,708)	$113,260,470
Affiliated issuers (cost: $8,082,194)	10,077,279	$123,337,749
Cash denominated in currencies other than U.S. dollars (cost: $47,754)		47,735
Cash		3,145
Unrealized appreciation on open forward currency contracts		53,383
Receivables for:
Sales of investments	223,303
Sales of fund’s shares	213,573
Closed forward currency contracts	14
Dividends and interest	209,130	646,020
		124,088,032
Liabilities:
Payables for:
Purchases of investments	220,711
Repurchases of fund’s shares	249,822
Investment advisory services	43,411
Services provided by related parties	31,502
Trustees’ deferred compensation	3,756
Other	58,946	608,148
Net assets at September 30, 2014		$123,479,884

Net assets consist of:
Capital paid in on shares of beneficial interest		$90,644,577
Undistributed net investment income		1,253,569
Accumulated net realized loss		(3,418,278)
Net unrealized appreciation		35,000,016
Net assets at September 30, 2014		$123,479,884

See Notes to Financial Statements

EuroPacific Growth Fund	13

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,550,462 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$30,537,140	628,190	$48.61
Class B	186,896	3,875	48.24
Class C	1,851,880	39,164	47.29
Class F-1	7,362,927	152,344	48.33
Class F-2	14,049,115	289,011	48.61
Class 529-A	1,159,911	24,104	48.12
Class 529-B	24,476	516	47.44
Class 529-C	365,576	7,789	46.94
Class 529-E	61,434	1,289	47.66
Class 529-F-1	90,834	1,886	48.17
Class R-1	288,679	6,179	46.72
Class R-2	1,002,412	21,310	47.04
Class R-2E	25	1	48.61
Class R-3	6,714,907	141,141	47.58
Class R-4	13,547,672	283,887	47.72
Class R-5	11,193,944	230,200	48.63
Class R-6	35,042,056	719,576	48.70

See Notes to Financial Statements

14	EuroPacific Growth Fund

Statement of operations for the six months ended September 30, 2014	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $132,087; also includes $79,658 from affiliates)	$1,301,743
Interest (net of non-U.S. taxes of $6; also includes $122 from affiliates)	13,743	$1,315,486
Fees and expenses*:
Investment advisory services	264,480
Distribution services	104,027
Transfer agent services	51,271
Administrative services	25,108
Reports to shareholders	2,326
Registration statement and prospectus	1,133
Trustees’ compensation	251
Auditing and legal	89
Custodian	10,584
Other	966	460,235
Net investment income		855,251

Net realized gain and unrealized depreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (includes $55,825 net gain from affiliates)	3,756,269
Forward currency contracts	111,364
Currency transactions	(6,843)	3,860,790
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $49,356)	(6,627,025)
Forward currency contracts	39,668
Currency translations	(8,946)	(6,596,303)
Net realized gain and unrealized depreciation on investments, forward currency contracts and currency		(2,735,513)
Net decrease in net assets resulting from operations		$(1,880,262)

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

EuroPacific Growth Fund	15

Statements of changes in net assets

(dollars in thousands)

	Six months ended September 30, 2014*	Year ended March 31, 2014

Operations:
Net investment income	$855,251	$1,831,644
Net realized gain on investments, forward currency contracts and currency transactions	3,860,790	6,602,715
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(6,596,303)	10,328,126
Net (decrease) increase in net assets resulting from operations	(1,880,262)	18,762,485

Dividends paid to shareholders from net investment income	—	(1,238,841)

Net capital share transactions	1,171,312	(851,469)

Total (decrease) increase in net assets	(708,950)	16,672,175

Net assets:
Beginning of period	124,188,834	107,516,659
End of period (including undistributed net investment income: $1,253,569 and $398,318, respectively)	$123,479,884	$124,188,834

* Unaudited.

See Notes to Financial Statements

16	EuroPacific Growth Fund

Notes to financial statements	unaudited

1. Organization

EuroPacific Growth Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the fund reserves the right to delay the implementation.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1,	None	None	None
F-2 and 529-F-1
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

On August 29, 2014, the fund made an additional retirement plan share class (Class R-2E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different

EuroPacific Growth Fund	17

arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

18	EuroPacific Growth Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

EuroPacific Growth Fund	19

appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

20	EuroPacific Growth Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2014 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$25,507,491	$—	$1,072	$25,508,563
Information technology	16,245,385	—	—	16,245,385
Health care	15,800,286	—	—	15,800,286
Consumer discretionary	14,996,020	—	—	14,996,020
Industrials	9,329,330	—	—	9,329,330
Consumer staples	8,848,326	—	—	8,848,326
Telecommunication services	5,081,418	—	—	5,081,418
Materials	4,088,658	110,081	—	4,198,739
Energy	2,853,666	—	—	2,853,666
Utilities	2,364,712	—	—	2,364,712
Miscellaneous	6,084,048	—	—	6,084,048
Rights & warrants	712	—	—	712
Bonds, notes & other debt instruments	—	673,152	—	673,152
Short-term securities	—	11,353,392	—	11,353,392
Total	$111,200,052	$12,136,625	$1,072	$123,337,749

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$53,383	$—	$53,383

*	Securities with a value of $95,561,160,000, which represented 77.39% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

EuroPacific Growth Fund	21

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The values of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiative.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of

22	EuroPacific Growth Fund

these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

EuroPacific Growth Fund	23

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of September 30, 2014 (dollars in thousands):

	Assets		Liabilities
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$53,383	Unrealized depreciation on open forward currency contracts	$—

Forward currency	Receivables for closed forward currency contracts	14	Payables for closed forward currency contracts	—
		$53,397		$—

	Net realized gain		Net unrealized appreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized gain on forward currency contracts	$111,364	Net unrealized appreciation on forward currency contracts	$39,668

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty are settled net of each party’s payment obligation. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities.

24	EuroPacific Growth Fund

The following table presents the fund’s forward currency contracts by counterparty, including those that are subject to potential offset on the statement of assets and liabilities as of September 30, 2014 (dollars in thousands):

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$9,478	$—	$(7,921)	$—	$1,557
Barclays Bank PLC	16,221	—	(13,794)	—	2,427
Citibank	3,791	—	(3,791)	—	—
HSBC Bank	12,110	—	(11,298)	—	812
JPMorgan Chase	8,683	—	(7,902)	—	781
UBS AG	3,114	—	(2,851)	—	263
Total	$53,397	$—	$(47,557)	$—	$5,840

* Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2010, by state tax authorities for tax years before 2009 and by tax authorities outside the U.S. for tax years before 2007.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days

EuroPacific Growth Fund	25

of purchase; unrealized appreciation of certain investments in securities outside the U.S.; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of March 31, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,029,409
Capital loss carryforward expiring 2018*	(6,846,399)
Post-October capital loss deferral†	(7,553)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.
†	This deferral is considered incurred in the subsequent year.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after March 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of September 30, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$36,772,768
Gross unrealized depreciation on investment securities	(2,779,720)
Net unrealized appreciation on investment securities	33,993,048
Cost of investment securities	89,344,701

26	EuroPacific Growth Fund

No distributions were paid to shareholders during the six months ended September 30, 2014. Tax-basis distributions paid to shareholders from ordinary income during the year ended March 31, 2014, were as follows (dollars in thousands):

Share class
Class A	$299,130
Class B	199
Class C	4,118
Class F-1	81,016
Class F-2	118,419
Class 529-A	10,359
Class 529-B	—
Class 529-C	758
Class 529-E	416
Class 529-F-1	972
Class R-1	556
Class R-2	2,853
Class R-3	49,012
Class R-4	135,957
Class R-5	160,460
Class R-6	374,616
Total	$1,238,841

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.397% on such assets in excess of $115 billion. For the six months ended September 30, 2014, the investment advisory services fee was $264,480,000, which was equivalent to an annualized rate of 0.419% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25%

EuroPacific Growth Fund	27

to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of September 30, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion on the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American

28	EuroPacific Growth Fund

Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended September 30, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution		Transfer agent		Administrative		529 plan
Share class	services		services		services		services
Class A	$ 37,933		$20,926		$ 1,604		Not applicable
Class B	1,086		126		Not applicable		Not applicable
Class C	9,780		1,077		491		Not applicable
Class F-1	10,618		5,121		2,132		Not applicable
Class F-2	Not applicable		5,789		3,113		Not applicable
Class 529-A	1,271		510		301		$538
Class 529-B	139		15		7		12
Class 529-C	1,890		178		95		171
Class 529-E	158		18		16		28
Class 529-F-1	—		39		23		42
Class R-1	1,499		164		75		Not applicable
Class R-2	3,960		1,849		267		Not applicable
Class R-2E*	—	†	—	†	—	†	Not applicable
Class R-3	17,814		5,161		1,791		Not applicable
Class R-4	17,879		7,404		3,591		Not applicable
Class R-5	Not applicable		2,846		2,989		Not applicable
Class R-6	Not applicable		48		8,613		Not applicable
Total class-specific expenses	$104,027		$51,271		$25,108		$791

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $251,000 in the fund’s statement of operations includes $145,000 in current fees (either paid in cash or deferred) and a net increase of $106,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

EuroPacific Growth Fund	29

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended September 30, 2014

Class A	$1,305,836	26,185	$—	—	$(2,596,932)	(52,082)	$(1,291,096)	(25,897)
Class B	1,427	29	—	—	(64,221)	(1,299)	(62,794)	(1,270)
Class C	108,839	2,239	—	—	(211,626)	(4,356)	(102,787)	(2,117)
Class F-1	1,029,855	20,814	—	—	(3,013,524)	(60,433)	(1,983,669)	(39,619)
Class F-2	4,556,910	91,112	—	—	(964,752)	(19,341)	3,592,158	71,771
Class 529-A	55,362	1,121	—	—	(64,097)	(1,296)	(8,735)	(175)
Class 529-B	291	6	—	—	(6,412)	(132)	(6,121)	(126)
Class 529-C	18,100	375	—	—	(23,291)	(482)	(5,191)	(107)
Class 529-E	3,208	66	—	—	(3,525)	(72)	(317)	(6)
Class 529-F-1	7,333	148	—	—	(5,413)	(109)	1,920	39
Class R-1	23,099	481	—	—	(27,435)	(570)	(4,336)	(89)
Class R-2	96,453	1,995	—	—	(154,413)	(3,189)	(57,960)	(1,194)
Class R-2E†	25	1	—	—	—	—	25	1
Class R-3	700,293	14,322	—	—	(1,092,919)	(22,345)	(392,626)	(8,023)
Class R-4	1,495,916	30,513	—	—	(2,137,158)	(43,546)	(641,242)	(13,033)
Class R-5	1,225,227	24,596	—	—	(2,087,641)	(41,691)	(862,414)	(17,095)
Class R-6	5,204,953	104,030	—	—	(2,208,456)	(44,105)	2,996,497	59,925
Total net increase (decrease)	$15,833,127	318,033	$—	—	$(14,661,815)	(295,048)	$1,171,312	22,985

Year ended March 31, 2014
Class A	$3,117,893	67,652	$291,351	6,020	$(5,795,209)	(126,005)	$(2,385,965)	(52,333)
Class B	5,483	119	197	4	(128,445)	(2,809)	(122,765)	(2,686)
Class C	262,029	5,784	4,006	84	(466,768)	(10,381)	(200,733)	(4,513)
Class F-1	2,265,788	49,621	79,710	1,656	(2,543,987)	(55,945)	(198,489)	(4,668)
Class F-2	3,289,346	70,625	103,593	2,144	(1,857,593)	(40,436)	1,535,346	32,333
Class 529-A	132,482	2,892	10,357	216	(118,339)	(2,614)	24,500	494
Class 529-B	721	16	—	—	(14,107)	(313)	(13,386)	(297)
Class 529-C	42,312	944	758	16	(47,318)	(1,066)	(4,248)	(106)
Class 529-E	7,307	161	416	9	(6,905)	(153)	818	17
Class 529-F-1	16,326	359	971	20	(13,598)	(295)	3,699	84
Class R-1	52,278	1,177	555	12	(86,297)	(1,958)	(33,464)	(769)
Class R-2	223,949	5,023	2,850	61	(348,879)	(7,840)	(122,080)	(2,756)
Class R-3	1,453,227	32,318	48,991	1,032	(2,324,885)	(51,699)	(822,667)	(18,349)
Class R-4	3,210,218	71,249	135,938	2,861	(3,965,194)	(88,560)	(619,038)	(14,450)
Class R-5	2,523,579	55,341	160,113	3,314	(6,193,730)	(136,097)	(3,510,038)	(77,442)
Class R-6	10,409,982	227,020	373,366	7,719	(5,166,307)	(111,691)	5,617,041	123,048
Total net increase (decrease)	$27,012,920	590,301	$1,213,172	25,168	$(29,077,561)	(637,862)	$(851,469)	(22,393)

*	Includes exchanges between share classes of the fund.
†	Class R-2E shares were offered beginning August 29, 2014.

30	EuroPacific Growth Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $15,941,745,000 and $16,318,503,000, respectively, during the six months ended September 30, 2014.

EuroPacific Growth Fund	31

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 9/30/2014[4,5]	$49.37	$.31	$(1.07)	$(.76)
Year ended 3/31/2014	42.38	.69	6.75	7.44
Year ended 3/31/2013	39.47	.58	3.02	3.60
Year ended 3/31/2012	42.81	.65	(3.40)	(2.75)
Year ended 3/31/2011	38.62	.54	4.22	4.76
Year ended 3/31/2010	25.78	.51	12.95	13.46
Class B:
Six months ended 9/30/2014[4,5]	49.17	.12	(1.05)	(.93)
Year ended 3/31/2014	42.16	.33	6.71	7.04
Year ended 3/31/2013	39.20	.32	2.96	3.28
Year ended 3/31/2012	42.39	.37	(3.34)	(2.97)
Year ended 3/31/2011	38.21	.26	4.15	4.41
Year ended 3/31/2010	25.52	.26	12.79	13.05
Class C:
Six months ended 9/30/2014[4,5]	48.22	.12	(1.05)	(.93)
Year ended 3/31/2014	41.41	.32	6.59	6.91
Year ended 3/31/2013	38.57	.28	2.92	3.20
Year ended 3/31/2012	41.76	.34	(3.28)	(2.94)
Year ended 3/31/2011	37.70	.23	4.10	4.33
Year ended 3/31/2010	25.21	.22	12.65	12.87
Class F-1:
Six months ended 9/30/2014[4,5]	49.10	.31	(1.08)	(.77)
Year ended 3/31/2014	42.15	.67	6.72	7.39
Year ended 3/31/2013	39.27	.57	3.01	3.58
Year ended 3/31/2012	42.59	.63	(3.37)	(2.74)
Year ended 3/31/2011	38.43	.52	4.20	4.72
Year ended 3/31/2010	25.66	.49	12.91	13.40
Class F-2:
Six months ended 9/30/2014[4,5]	49.32	.39	(1.10)	(.71)
Year ended 3/31/2014	42.33	.82	6.74	7.56
Year ended 3/31/2013	39.44	.66	3.05	3.71
Year ended 3/31/2012	42.80	.73	(3.39)	(2.66)
Year ended 3/31/2011	38.62	.61	4.25	4.86
Year ended 3/31/2010	25.78	.47	13.10	13.57
Class 529-A:
Six months ended 9/30/2014[4,5]	48.89	.30	(1.07)	(.77)
Year ended 3/31/2014	41.98	.66	6.69	7.35
Year ended 3/31/2013	39.12	.55	2.99	3.54
Year ended 3/31/2012	42.45	.61	(3.35)	(2.74)
Year ended 3/31/2011	38.31	.51	4.20	4.71
Year ended 3/31/2010	25.59	.48	12.86	13.34

32	EuroPacific Growth Fund

Dividends (from net investment income)	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets[2]

$—	$48.61	(1.54)%	$30,537	.82%[6]		1.27%[6]
(.45)	49.37	17.57	32,295	.84		1.50
(.69)	42.38	9.19	29,939	.86		1.48
(.59)	39.47	(6.25)	31,443	.84		1.65
(.57)	42.81	12.39	39,417	.82		1.39
(.62)	38.62	52.23	40,426	.85		1.45
—	48.24	(1.89)	187	1.55	[6]	.59	[6]
(.03)	49.17	16.70	253	1.58		.73
(.32)	42.16	8.39	330	1.59		.81
(.22)	39.20	(6.95)	464	1.58		.96
(.23)	42.39	11.57	741	1.57		.69
(.36)	38.21	51.12	923	1.59		.77
—	47.29	(1.93)	1,852	1.60	[6]	.50	[6]
(.10)	48.22	16.69	1,990	1.62		.72
(.36)	41.41	8.34	1,896	1.63		.73
(.25)	38.57	(6.97)	2,111	1.62		.89
(.27)	41.76	11.51	2,851	1.61		.60
(.38)	37.70	51.06	2,901	1.63		.66
—	48.33	(1.57)	7,363	.86	[6]	1.32	[6]
(.44)	49.10	17.55	9,425	.87		1.47
(.70)	42.15	9.19	8,288	.85		1.45
(.58)	39.27	(6.25)	7,399	.86		1.62
(.56)	42.59	12.36	8,868	.85		1.35
(.63)	38.43	52.24	8,601	.86		1.39
—	48.61	(1.44)	14,049	.59	[6]	1.42	[6]
(.57)	49.32	17.90	10,714	.59		1.78
(.82)	42.33	9.47	7,828	.59		1.67
(.70)	39.44	(6.02)	5,958	.58		1.86
(.68)	42.80	12.65	6,216	.59		1.54
(.73)	38.62	52.65	4,028	.60		1.31
—	48.12	(1.58)	1,160	.88	[6]	1.21	[6]
(.44)	48.89	17.52	1,187	.90		1.45
(.68)	41.98	9.12	999	.91		1.40
(.59)	39.12	(6.30)	928	.89		1.56
(.57)	42.45	12.36	982	.87		1.31
(.62)	38.31	52.14	826	.89		1.37

See page 37 for footnotes.

EuroPacific Growth Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 9/30/2014[4,5]	$48.39	$.10	$(1.05)	$(.95)
Year ended 3/31/2014	41.51	.28	6.60	6.88
Year ended 3/31/2013	38.61	.26	2.92	3.18
Year ended 3/31/2012	41.77	.32	(3.29)	(2.97)
Year ended 3/31/2011	37.68	.21	4.09	4.30
Year ended 3/31/2010	25.20	.20	12.63	12.83
Class 529-C:
Six months ended 9/30/2014[4,5]	47.88	.10	(1.04)	(.94)
Year ended 3/31/2014	41.15	.29	6.54	6.83
Year ended 3/31/2013	38.36	.24	2.93	3.17
Year ended 3/31/2012	41.60	.29	(3.26)	(2.97)
Year ended 3/31/2011	37.58	.20	4.09	4.29
Year ended 3/31/2010	25.14	.20	12.62	12.82
Class 529-E:
Six months ended 9/30/2014[4,5]	48.49	.16	(.99)	(.83)
Year ended 3/31/2014	41.65	.54	6.63	7.17
Year ended 3/31/2013	38.82	.44	2.97	3.41
Year ended 3/31/2012	42.11	.50	(3.32)	(2.82)
Year ended 3/31/2011	38.02	.39	4.16	4.55
Year ended 3/31/2010	25.41	.37	12.77	13.14
Class 529-F-1:
Six months ended 9/30/2014[4,5]	48.89	.51	(1.23)	(.72)
Year ended 3/31/2014	41.97	.75	6.70	7.45
Year ended 3/31/2013	39.11	.63	3.00	3.63
Year ended 3/31/2012	42.45	.69	(3.36)	(2.67)
Year ended 3/31/2011	38.30	.58	4.22	4.80
Year ended 3/31/2010	25.57	.55	12.86	13.41
Class R-1:
Six months ended 9/30/2014[4,5]	47.64	.12	(1.04)	(.92)
Year ended 3/31/2014	40.90	.33	6.50	6.83
Year ended 3/31/2013	38.12	.27	2.90	3.17
Year ended 3/31/2012	41.34	.32	(3.24)	(2.92)
Year ended 3/31/2011	37.36	.21	4.08	4.29
Year ended 3/31/2010	25.01	.20	12.57	12.77
Class R-2:
Six months ended 9/30/2014[4,5]	47.96	.12	(1.04)	(.92)
Year ended 3/31/2014	41.20	.34	6.54	6.88
Year ended 3/31/2013	38.39	.28	2.92	3.20
Year ended 3/31/2012	41.60	.33	(3.26)	(2.93)
Year ended 3/31/2011	37.56	.23	4.09	4.32
Year ended 3/31/2010	25.13	.20	12.62	12.82

34	EuroPacific Growth Fund

Dividends (from net investment income)	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets[2]

$—	$47.44	(1.97)%	$24	1.68%[6]		.46%[6]
—	48.39	16.58	31	1.70		.62
(.28)	41.51	8.26	39	1.71		.68
(.19)	38.61	(7.05)	52	1.70		.83
(.21)	41.77	11.43	79	1.68		.56
(.35)	37.68	50.94	91	1.71		.59
—	46.94	(1.94)	366	1.67	[6]	.42	[6]
(.10)	47.88	16.57	378	1.68		.66
(.38)	41.15	8.29	329	1.70		.62
(.27)	38.36	(7.05)	321	1.68		.77
(.27)	41.60	11.46	356	1.67		.52
(.38)	37.58	50.98	313	1.70		.57
—	47.66	(1.71)	61	1.13	[6]	.95	[6]
(.33)	48.49	17.22	63	1.15		1.19
(.58)	41.65	8.86	53	1.17		1.14
(.47)	38.82	(6.58)	50	1.16		1.29
(.46)	42.11	12.03	55	1.16		1.02
(.53)	38.02	51.73	46	1.19		1.08
—	48.17	(1.47)	91	.67	[6]	1.41	[6]
(.53)	48.89	17.75	90	.68		1.65
(.77)	41.97	9.37	74	.70		1.60
(.67)	39.11	(6.09)	65	.68		1.78
(.65)	42.45	12.58	71	.66		1.50
(.68)	38.30	52.47	56	.69		1.58
—	46.72	(1.93)	289	1.60	[6]	.49	[6]
(.09)	47.64	16.70	299	1.61		.75
(.39)	40.90	8.36	288	1.61		.72
(.30)	38.12	(6.98)	300	1.61		.85
(.31)	41.34	11.52	330	1.62		.57
(.42)	37.36	51.08	279	1.64		.59
—	47.04	(1.92)	1,002	1.58	[6]	.52	[6]
(.12)	47.96	16.71	1,079	1.57		.76
(.39)	41.20	8.41	1,041	1.60		.74
(.28)	38.39	(7.00)	1,098	1.62		.87
(.28)	41.60	11.54	1,353	1.61		.60
(.39)	37.56	51.02	1,303	1.66		.60

See page 37 for footnotes.

EuroPacific Growth Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Period from 8/29/2014 to 9/30/2014[4,5,7]	$50.08	$.05	$(1.52)	$(1.47)
Class R-3:
Six months ended 9/30/2014[4,5]	48.40	.23	(1.05)	(.82)
Year ended 3/31/2014	41.56	.54	6.62	7.16
Year ended 3/31/2013	38.73	.46	2.96	3.42
Year ended 3/31/2012	42.01	.51	(3.31)	(2.80)
Year ended 3/31/2011	37.93	.41	4.13	4.54
Year ended 3/31/2010	25.35	.38	12.75	13.13
Class R-4:
Six months ended 9/30/2014[4,5]	48.48	.30	(1.06)	(.76)
Year ended 3/31/2014	41.63	.67	6.64	7.31
Year ended 3/31/2013	38.79	.57	2.98	3.55
Year ended 3/31/2012	42.09	.62	(3.33)	(2.71)
Year ended 3/31/2011	38.00	.51	4.16	4.67
Year ended 3/31/2010	25.37	.50	12.76	13.26
Class R-5:
Six months ended 9/30/2014[4,5]	49.32	.37	(1.06)	(.69)
Year ended 3/31/2014	42.33	.82	6.76	7.58
Year ended 3/31/2013	39.43	.70	3.02	3.72
Year ended 3/31/2012	42.78	.76	(3.40)	(2.64)
Year ended 3/31/2011	38.59	.65	4.22	4.87
Year ended 3/31/2010	25.75	.63	12.93	13.56
Class R-6:
Six months ended 9/30/2014[4,5]	49.38	.41	(1.09)	(.68)
Year ended 3/31/2014	42.38	.85	6.76	7.61
Year ended 3/31/2013	39.48	.70	3.04	3.74
Year ended 3/31/2012	42.85	.73	(3.36)	(2.63)
Year ended 3/31/2011	38.65	.63	4.28	4.91
Period from 5/1/2009 to 3/31/2010[4,9]	28.64	.42	10.30	10.72

	Six months ended
	September 30,	Year ended March 31
	2014[4,5]	2014	2013	2012	2011	2010
Portfolio turnover rate for all share classes	14%	28%	27%	24%	31%	26%

See Notes to Financial Statements

36	EuroPacific Growth Fund

Dividends (from net investment income)	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets[2]

$—	$48.61	(2.94)%	$—	[8]	.07%		.10%
—	47.58	(1.69)	6,715		1.13	[6]	.96	[6]
(.32)	48.40	17.24	7,219		1.14		1.20
(.59)	41.56	8.87	6,962		1.14		1.18
(.48)	38.73	(6.52)	6,922		1.14		1.32
(.46)	42.01	12.03	7,810		1.13		1.06
(.55)	37.93	51.80	7,131		1.15		1.10
—	47.72	(1.57)	13,548		.84	[6]	1.25	[6]
(.46)	48.48	17.57	14,394		.84		1.50
(.71)	41.63	9.20	12,961		.85		1.47
(.59)	38.79	(6.25)	12,490		.85		1.61
(.58)	42.09	12.35	13,775		.85		1.32
(.63)	38.00	52.21	11,204		.86		1.43
—	48.63	(1.40)	11,194		.54	[6]	1.57	[6]
(.59)	49.32	17.93	12,197		.54		1.79
(.82)	42.33	9.54	13,746		.55		1.78
(.71)	39.43	(5.99)	14,016		.55		1.93
(.68)	42.78	12.70	16,572		.55		1.65
(.72)	38.59	52.70	16,716		.56		1.80
—	48.70	(1.38)	35,042		.49	[6]	1.57	[6]
(.61)	49.38	17.97	32,575		.49		1.85
(.84)	42.38	9.58	22,744		.50		1.76
(.74)	39.48	(5.94)	17,603		.50		1.88
(.71)	42.85	12.78	13,786		.50		1.61
(.71)	38.65	37.43	7,635		.52	[6]	1.26	[6]

[1]	Based on average shares outstanding.
[2]	For the year ended March 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.19 and .40 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Class R-2E shares were offered beginning August 29, 2014.
[8]	Amount less than $1 million.
[9]	Class R-6 shares were offered beginning May 1, 2009.

EuroPacific Growth Fund	37

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2014, through September 30, 2014).

Actual expenses:

The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

38	EuroPacific Growth Fund

	Beginning account value 4/1/2014	Ending account value 9/30/2014	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$984.60	$4.08	.82%
Class A - assumed 5% return	1,000.00	1,020.96	4.15	.82
Class B - actual return	1,000.00	981.11	7.70	1.55
Class B - assumed 5% return	1,000.00	1,017.30	7.84	1.55
Class C - actual return	1,000.00	980.70	7.94	1.60
Class C - assumed 5% return	1,000.00	1,017.05	8.09	1.60
Class F-1 - actual return	1,000.00	984.34	4.28	.86
Class F-1 - assumed 5% return	1,000.00	1,020.76	4.36	.86
Class F-2 - actual return	1,000.00	985.62	2.94	.59
Class F-2 - assumed 5% return	1,000.00	1,022.11	2.99	.59
Class 529-A - actual return	1,000.00	984.25	4.38	.88
Class 529-A - assumed 5% return	1,000.00	1,020.66	4.46	.88
Class 529-B - actual return	1,000.00	980.35	8.34	1.68
Class 529-B - assumed 5% return	1,000.00	1,016.65	8.49	1.68
Class 529-C - actual return	1,000.00	980.58	8.29	1.67
Class 529-C - assumed 5% return	1,000.00	1,016.70	8.44	1.67
Class 529-E - actual return	1,000.00	982.89	5.62	1.13
Class 529-E - assumed 5% return	1,000.00	1,019.40	5.72	1.13
Class 529-F-1 - actual return	1,000.00	985.27	3.33	.67
Class 529-F-1 - assumed 5% return	1,000.00	1,021.71	3.40	.67
Class R-1 - actual return	1,000.00	980.70	7.94	1.60
Class R-1 - assumed 5% return	1,000.00	1,017.05	8.09	1.60
Class R-2 - actual return	1,000.00	980.83	7.85	1.58
Class R-2 - assumed 5% return	1,000.00	1,017.15	7.99	1.58
Class R-2E - actual return†	1,000.00	970.64	.72	.83
Class R-2E - assumed 5% return†	1,000.00	1,020.91	4.20	.83
Class R-3 - actual return	1,000.00	983.05	5.62	1.13
Class R-3 - assumed 5% return	1,000.00	1,019.40	5.72	1.13
Class R-4 - actual return	1,000.00	984.32	4.18	.84
Class R-4 - assumed 5% return	1,000.00	1,020.86	4.26	.84
Class R-5 - actual return	1,000.00	986.02	2.69	.54
Class R-5 - assumed 5% return	1,000.00	1,022.36	2.74	.54
Class R-6 - actual return	1,000.00	986.22	2.44	.49
Class R-6 - assumed 5% return	1,000.00	1,022.61	2.48	.49

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on August 29, 2014. The “assumed 5% return” line is based on 183 days.

EuroPacific Growth Fund	39

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40	EuroPacific Growth Fund

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EuroPacific Growth Fund	41

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42	EuroPacific Growth Fund

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EuroPacific Growth Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, CA 94111-5994

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	EuroPacific Growth Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete September 30, 2014, portfolio of EuroPacific Growth Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

EuroPacific Growth Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of EuroPacific Growth Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 26 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

EuroPacific Growth Fund®
Investment portfolio
September 30, 2014
unaudited
Common stocks 90.15% Financials 20.66%	Shares	Value (000)
Prudential PLC	93,463,984	$2,084,903
Barclays PLC	538,901,987	1,987,096
HDFC Bank Ltd.	83,160,429	1,175,032
HDFC Bank Ltd. (ADR)	7,852,300	365,760
AIA Group Ltd.	232,909,200	1,204,312
Housing Development Finance Corp. Ltd.	62,275,570	1,064,059
AXA SA	39,998,157	985,639
Commerzbank AG, non-registered shares[1]	56,740,233	848,523
Société Générale	15,528,896	792,789
ICICI Bank Ltd.	33,068,399	767,571
Bank of Ireland[1,2]	1,901,774,953	746,972
Bankia, SA1	389,975,203	728,001
Axis Bank Ltd.	116,124,320	710,171
UniCredit SpA	85,957,649	679,641
Fairfax Financial Holdings Ltd.[2]	868,291	387,439
Fairfax Financial Holdings Ltd. (CAD denominated)[2]	525,000	235,225
ORIX Corp.	44,952,700	620,136
ING Groep NV, depository receipts[1]	39,990,000	571,261
Brookfield Asset Management Inc., Class A	12,330,000	554,357
Kotak Mahindra Bank Ltd.	30,067,137	493,216
Sumitomo Mitsui Financial Group, Inc.	12,025,000	490,210
Banco Santander, SA1	49,667,608	477,458
Credit Suisse Group AG	17,134,374	475,067
Sun Hung Kai Properties Ltd.	33,460,260	474,442
BNP Paribas SA	7,098,298	470,868
Investment AB Kinnevik, Class B	12,801,828	462,505
Mizuho Financial Group, Inc.	240,945,000	430,373
Sberbank of Russia (ADR)	42,800,875	338,267
Sberbank of Russia (GDR)[3]	11,167,686	88,448
Hana Financial Group Inc.	10,668,630	389,237
China Overseas Land & Investment Ltd.	147,592,000	379,774
Henderson Land Development Co. Ltd.	58,365,116	378,084
Eurobank Ergasias SA1,2	800,389,651	315,411
Deutsche Bank AG	8,318,333	291,817
Sampo Oyj, Class A	5,976,655	289,874
Link Real Estate Investment Trust	42,126,971	242,784
Banca Monte dei Paschi di Siena SPA[1]	171,569,458	226,236
Ping An Insurance (Group) Co. of China, Ltd., Class H	28,674,000	215,290
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	14,998,300	202,927
Aegon NV	24,562,997	202,651
UBS AG	10,049,020	175,361
Resona Holdings, Inc.	27,900,000	157,314
Svenska Handelsbanken AB, Class A	3,269,000	153,801
Royal Bank of Scotland Group PLC[1]	17,920,061	106,966
Daito Trust Construction Co., Ltd.	897,700	106,038
Cheung Kong (Holdings) Ltd.	6,310,000	103,936
Siam Commercial Bank PCL	17,426,100	97,812
EuroPacific Growth Fund — Page 1 of 8

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Toronto-Dominion Bank	1,900,000	$93,766
Assicurazioni Generali SpA	4,410,000	92,797
Shinsei Bank, Ltd.	42,327,000	90,694
Bancolombia SA (ADR)	1,530,000	86,782
AEON Financial Service Co., Ltd.	3,915,000	83,779
MS&AD Insurance Group Holdings, Inc.	2,658,000	57,983
Daiwa Securities Group Inc.	7,200,000	57,042
Investor AB, Class B	1,557,614	55,086
Industrial and Commercial Bank of China Ltd., Class H	87,810,255	54,734
Itaú Unibanco Holding SA, preferred nominative (ADR)	3,653,053	50,704
Kerry Properties Ltd.	9,888,500	33,238
Banco Santander (Brasil) SA, units (ADR)	532,100	3,480
Global Logistic Properties Ltd.	1,107,000	2,352
Ayala Land, Inc., preference shares[4]	481,283,600	1,072
		25,508,563
Information technology 13.16%
Murata Manufacturing Co., Ltd.[2]	16,016,400	1,821,058
Baidu, Inc., Class A (ADR)[1]	7,780,900	1,698,026
Samsung Electronics Co. Ltd.	1,468,900	1,648,119
Samsung Electronics Co. Ltd., nonvoting preferred	48,800	41,528
Tencent Holdings Ltd.	94,946,500	1,412,303
Taiwan Semiconductor Manufacturing Co. Ltd.	302,957,649	1,195,119
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,822,723	117,502
Nintendo Co., Ltd.[2]	10,185,600	1,107,948
Naver Corp.	1,250,006	955,939
ASML Holding NV	8,496,811	845,888
Infineon Technologies AG2	56,470,947	584,371
ARM Holdings PLC	38,430,700	564,456
Yandex NV, Class A1	16,542,400	459,796
Gemalto NV2	4,804,745	441,068
Alcatel-Lucent[1]	133,730,799	415,009
Infosys Ltd.	6,074,000	368,585
AAC Technologies Holdings Inc.	59,144,500	343,525
NetEase, Inc. (ADR)	3,532,167	302,566
Hexagon AB, Class B	8,800,111	279,272
Tech Mahindra Ltd.	6,039,942	243,485
Quanta Computer Inc.	95,825,530	243,190
Trend Micro Inc.[2]	7,162,200	242,277
TDK Corp.	3,510,000	195,862
Samsung SDI Co., Ltd.	1,418,520	164,671
SAP SE	1,566,500	112,976
Delta Electronics, Inc.	17,145,603	108,219
Mail.Ru Group Ltd. (GDR)[1]	2,295,000	64,512
Mail.Ru Group Ltd. (GDR)[1,3]	735,000	20,661
STMicroelectronics NV	10,279,882	79,462
Keyence Corp.	159,500	69,319
OMRON Corp.	1,320,000	59,937
ASM Pacific Technology Ltd.	3,127,300	30,951
Spectris PLC	265,600	7,785
		16,245,385
EuroPacific Growth Fund — Page 2 of 8

unaudited
Common stocks Health care 12.80%	Shares	Value (000)
Novo Nordisk A/S, Class B	122,081,900	$5,841,487
Bayer AG	20,348,384	2,850,244
Novartis AG	27,121,405	2,561,008
UCB SA2	10,724,824	973,686
Roche Holding AG	2,623,000	777,806
Teva Pharmaceutical Industries Ltd. (ADR)	12,810,300	688,554
Fresenius SE & Co. KGaA	9,725,727	481,474
Grifols, SA, Class A, non-registered shares	4,410,000	180,692
Grifols, SA, Class B, non-registered shares	4,636,263	165,135
Grifols, SA, Class B (ADR)	1,770,739	62,206
Sysmex Corp.	8,423,600	338,710
AstraZeneca PLC	3,925,000	282,613
Fresenius Medical Care AG & Co. KGaA	3,322,000	232,031
Merck KGaA	1,686,000	155,518
William Demant Holding A/S1	1,348,900	103,475
Sonova Holding AG	377,715	60,374
Sonic Healthcare Ltd.	2,948,000	45,273
		15,800,286
Consumer discretionary 12.14%
Toyota Motor Corp.	21,518,000	1,268,027
Liberty Global PLC, Class A1	13,481,000	573,482
Liberty Global PLC, Class C1	11,364,070	466,097
Volkswagen AG, nonvoting preferred	3,766,362	782,068
Rakuten, Inc.	65,173,300	750,525
Industria de Diseño Textil, SA	24,920,000	688,520
Honda Motor Co., Ltd.	19,113,400	662,238
Naspers Ltd., Class N	5,785,900	638,448
Altice SA1	10,278,359	544,339
Sands China Ltd.	93,499,200	487,674
Ctrip.com International, Ltd. (ADR)[1,2]	8,414,000	477,579
Li & Fung Ltd.	399,354,100	453,622
Publicis Groupe SA	6,082,969	417,730
Kering SA	1,768,874	356,686
Carnival PLC	8,445,000	337,337
Renault SA	3,922,922	284,160
H & M Hennes & Mauritz AB, Class B	6,698,000	278,000
Numericable Group SA, non-registered shares[1]	5,188,179	276,861
Tata Motors Ltd.	32,729,698	266,114
Hyundai Mobis Co., Ltd.	1,090,716	265,638
adidas AG	3,474,000	259,979
Galaxy Entertainment Group Ltd.	44,110,000	256,201
Bajaj Auto Ltd.	6,652,128	253,289
Mahindra & Mahindra Ltd.	10,840,000	238,845
Paddy Power PLC[2]	3,204,000	231,356
Fuji Media Holdings, Inc.[2]	15,354,000	228,333
Burberry Group PLC	8,922,000	218,550
Hero MotoCorp Ltd.	4,638,863	213,282
Panasonic Corp.	16,201,400	192,703
JD.com, Inc., Class A (ADR)[1]	7,461,392	192,653
Melco Crown Entertainment Ltd. (ADR)	7,314,000	192,285
Mr Price Group Ltd.	10,047,345	189,081
LVMH Moët Hennessey-Louis Vuitton SA	1,129,099	183,540
Nokian Renkaat Oyj	5,880,627	177,369
PT Astra International Tbk	284,194,000	164,429
EuroPacific Growth Fund — Page 3 of 8

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
ASOS PLC[1]	4,097,900	$149,474
Daimler AG	1,910,000	146,507
Techtronic Industries Co. Ltd.	43,815,000	126,679
Cie. Générale des Établissements Michelin	1,291,975	121,865
TOD’S SpA	1,224,376	121,319
Global Brands Group Holding Ltd.[1,2]	510,868,100	112,505
Shangri-La Asia Ltd.	73,102,000	108,455
Nissan Motor Co., Ltd.	8,475,000	82,606
Ocado Group PLC[1]	19,202,016	82,493
Accor SA	1,740,000	77,172
Genting Singapore PLC	80,300,000	71,758
Hyundai Motor Co.	383,000	69,141
SEGA SAMMY HOLDINGS INC.	3,820,000	61,475
MGM China Holdings Ltd.	18,300,000	52,674
Kia Motors Corp.	994,660	50,617
Kingfisher PLC	9,544,000	50,115
Whitbread PLC	655,225	44,125
		14,996,020
Industrials 7.56%
Airbus Group NV	15,521,890	976,717
Ryanair Holdings PLC (ADR)[1]	16,627,920	938,314
Rolls-Royce Holdings PLC[1]	51,682,535	808,108
International Consolidated Airlines Group, SA (CDI)[1,2]	116,313,540	692,210
ASSA ABLOY AB, Class B	9,378,500	484,261
Jardine Matheson Holdings Ltd.	7,700,400	458,944
KONE Oyj, Class B	10,988,000	441,610
SMC Corp.	1,348,700	371,992
Babcock International Group PLC	20,939,478	370,691
easyJet PLC	15,770,474	363,808
Geberit AG1	1,055,000	341,242
Hutchison Whampoa Ltd.	23,802,000	288,143
Schneider Electric SE	3,690,342	283,394
Deutsche Lufthansa AG	17,529,475	276,868
Siemens AG	1,850,000	220,509
Komatsu Ltd.	9,200,000	212,772
Wolseley PLC	3,626,904	190,622
Meggitt PLC	25,818,247	188,851
Bureau Veritas SA	8,354,000	184,599
Air France-KLM[1,2]	19,500,720	182,856
Canadian Pacific Railway Ltd.	824,000	171,010
Kubota Corp.	9,800,000	154,807
Experian PLC	7,450,000	118,783
Marubeni Corp.	17,200,000	117,746
China State Construction International Holdings Ltd.	77,638,000	115,384
VINCI, SA	1,945,905	113,070
SGS SA	38,834	80,580
DP World Ltd.	3,503,062	72,689
ITOCHU Corp.	4,400,000	53,759
Andritz AG	555,000	29,596
Alstom SA1	742,476	25,395
		9,329,330
EuroPacific Growth Fund — Page 4 of 8

unaudited
Common stocks Consumer staples 7.17%	Shares	Value (000)
Associated British Foods PLC	38,705,838	$1,681,018
British American Tobacco PLC	26,840,999	1,515,133
Nestlé SA	15,566,799	1,145,457
Pernod Ricard SA	9,194,053	1,040,949
Alimentation Couche-Tard Inc., Class B	21,626,800	691,509
Japan Tobacco Inc.	16,361,000	532,115
SABMiller PLC	9,338,000	518,941
ITC Ltd.	58,045,737	347,936
Seven & i Holdings Co., Ltd.	8,519,000	330,429
Magnit OJSC (GDR)	5,520,000	318,835
Wal-Mart de México, SAB de CV, Series V	65,671,436	165,126
Asahi Group Holdings, Ltd.	3,510,000	101,547
Coca-Cola HBC AG (CDI)	3,520,910	76,087
Hengan International Group Co. Ltd.	7,587,500	74,606
Anheuser-Busch InBev NV	670,000	74,571
Thai Beverage PCL	103,695,000	62,183
Unilever NV, depository receipts	1,493,000	59,457
PT Indofood Sukses Makmur Tbk	87,140,000	50,060
Orion Corp.	42,250	35,033
Treasury Wine Estates Ltd.	7,363,000	27,334
		8,848,326
Telecommunication services 4.11%
SoftBank Corp.	37,919,600	2,658,434
China Mobile Ltd.	35,005,000	404,605
MTN Group Ltd.	18,349,866	387,595
China Telecom Corp. Ltd., Class H	585,102,000	358,679
KDDI Corp.	4,954,000	297,805
China Unicom (Hong Kong) Ltd.	187,472,000	280,067
TeliaSonera AB	22,175,000	153,406
Reliance Communications Ltd.[1]	91,597,000	146,828
Deutsche Telekom AG	7,555,000	114,508
Swisscom AG	191,000	108,534
OJSC Mobile TeleSystems (ADR)	3,924,929	58,638
MegaFon OJSC (GDR)[3]	2,270,600	57,628
Intouch Holdings PCL	18,455,200	41,265
Intouch Holdings PCL, nonvoting depository receipts	6,004,800	13,426
		5,081,418
Materials 3.40%
Syngenta AG	2,100,315	669,452
First Quantum Minerals Ltd.	29,972,181	578,596
Linde AG	2,164,239	415,908
Chr. Hansen Holding A/S2	8,497,492	328,449
Rio Tinto PLC	6,038,000	296,739
Amcor Ltd.	28,815,000	285,844
Glencore PLC	40,505,000	225,361
Grasim Industries Ltd. (GDR)[4]	1,915,953	110,081
Grasim Industries Ltd.	1,544,513	88,739
K+S AG	7,000,000	198,533
Anhui Conch Cement Co. Ltd., Class H	58,507,000	186,864
L’Air Liquide SA, non-registered shares	1,285,631	156,812
BASF SE	1,650,500	151,409
Fortescue Metals Group Ltd.	47,565,000	144,926
LG Chem, Ltd.	410,800	99,464
EuroPacific Growth Fund — Page 5 of 8

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Akzo Nobel NV	1,290,000	$88,391
ArcelorMittal	5,874,000	80,869
Givaudan SA1	34,832	55,749
Koninklijke DSM NV	515,979	31,839
Impala Platinum Holdings Ltd.[1]	611,317	4,714
		4,198,739
Energy 2.31%
BG Group PLC	33,293,000	615,292
Royal Dutch Shell PLC, Class A (EUR denominated)	4,573,000	175,155
Royal Dutch Shell PLC, Class B	2,785,000	110,028
Royal Dutch Shell PLC, Class A	2,110,000	80,676
Royal Dutch Shell PLC, Class B (ADR)	988,700	78,226
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	76,130
Reliance Industries Ltd.	24,871,800	380,850
KunLun Energy Co. Ltd.	183,706,000	264,977
BP PLC	26,138,164	192,144
TOTAL SA	2,172,000	141,145
Pacific Rubiales Energy Corp.	8,086,800	135,604
Gazprom OJSC (ADR)	18,750,000	132,000
Enbridge Inc.	2,599,520	124,434
Oil Search Ltd.	14,535,428	113,520
INPEX CORP.	6,600,000	93,246
CNOOC Ltd.	39,400,100	67,588
Eni SpA	2,568,000	61,205
Repsol, SA, non-registered shares	482,031	11,446
		2,853,666
Utilities 1.91%
Power Grid Corp. of India Ltd.[2]	296,023,422	648,270
Power Assets Holdings Ltd.	43,296,500	382,790
China Resources Gas Group Ltd.[2]	118,420,000	320,266
National Grid PLC	18,749,517	269,915
ENN Energy Holdings Ltd.	34,250,000	224,074
Cheung Kong Infrastructure Holdings Ltd.	21,780,000	152,870
PT Perusahaan Gas Negara (Persero) Tbk	258,300,000	127,189
EDP - Energias de Portugal, SA	21,644,335	94,452
Snam SPA	13,650,000	75,514
Hong Kong and China Gas Co. Ltd.	31,986,963	69,372
		2,364,712
Miscellaneous 4.93%
Other common stocks in initial period of acquisition		6,084,048
Total common stocks (cost: $76,309,728,000)		111,310,493
Rights & warrants 0.00% Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		712
Total rights & warrants (cost: $0)		712
EuroPacific Growth Fund — Page 6 of 8

unaudited
Bonds, notes & other debt instruments 0.54% U.S. Treasury bonds & notes 0.54% U.S. Treasury 0.54%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2015	$392,300	$392,814
U.S. Treasury 0.25% 2015	145,000	145,169
U.S. Treasury 0.25% 2015	135,000	135,169
Total U.S. Treasury bonds & notes		673,152
Corporate bonds & notes 0.00% Financials 0.00%
Total corporate bonds, notes & loans		0
Total bonds, notes & other debt instruments (cost: $672,325,000)		673,152
Short-term securities 9.19%
Abbott Laboratories 0.10% due 12/12/2014[3]	58,750	58,741
American Honda Finance Corp. 0.12% due 12/4/2014	50,000	49,989
Apple Inc. 0.11% due 1/8/2015[3]	50,000	49,976
AstraZeneca PLC 0.10% due 11/24/2014[3]	50,000	49,990
Australia & New Zealand Banking Group, Ltd. 0.21% due 3/9/2015[3]	24,000	23,978
Bank of Montreal 0.18% due 11/17/2014	50,000	50,002
Bank of Nova Scotia 0.17%–0.18% due 12/16/2014–1/2/2015[3]	200,500	200,450
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.18% due 10/21/2014[3]	49,400	49,396
BNZ International Funding Ltd. 0.20% due 10/17/2014[3]	50,000	49,997
CAFCO, LLC 0.21% due 2/2/2015	50,000	49,965
Coca-Cola Co. 0.17%–0.21% due 10/16/2014–4/9/2015[3]	98,000	97,953
Electricité de France 0.18% due 10/2/2014[3]	50,000	50,000
Export Development Canada 0.12% due 10/8/2014	50,000	50,000
Fannie Mae 0.05%–0.16% due 10/27/2014–8/3/2015	1,681,870	1,681,459
Federal Farm Credit Banks 0.11%–0.16% due 12/1/2014–8/27/2015	248,000	247,876
Federal Home Loan Bank 0.04%–0.17% due 10/3/2014–8/3/2015	2,754,063	2,753,710
Freddie Mac 0.07%–0.16% due 10/1/2014–8/18/2015	3,990,175	3,989,392
General Electric Co. 0.15% due 1/21/2015–1/29/2015	122,700	122,641
GlaxoSmithKline Finance PLC 0.09% due 10/21/2014[3]	45,475	45,472
International Bank for Reconstruction and Development 0.10% due 1/2/2015	100,000	99,993
Kells Funding, LLC 0.23% due 10/3/2014[3]	25,000	25,000
KfW 0.11% due 12/12/2014–1/16/2015[3]	94,700	94,679
Mitsubishi UFJ Trust and Banking Corp. 0.17%–0.22% due 10/7/2014–1/16/2015[3]	160,200	160,150
Mizuho Funding LLC 0.20% due 11/3/2014–11/12/2014[3]	180,300	180,270
National Rural Utilities Cooperative Finance Corp. 0.08% due 10/6/2014	30,000	29,999
Nordea Bank AB 0.16%–0.23% due 11/13/2014–4/7/2015[3]	110,900	110,840
Nordea North America, Inc. 0.18% due 1/8/2015[3]	96,100	96,052
Province of Ontario 0.07% due 10/15/2014	37,500	37,499
Québec (Province of) 0.10% due 10/3/2014–10/7/2014[3]	100,000	99,999
Reckitt Benckiser Treasury Services PLC 0.25% due 12/10/2014[3]	40,000	39,987
Siemens Capital Co. LLC 0.10% due 12/8/2014[3]	98,000	97,973
Standard Chartered Bank 0.18% due 11/13/2014[3]	25,000	24,996
Sumitomo Mitsui Banking Corp. 0.14%–0.19% due 10/21/2014–11/25/2014[3]	157,800	157,764
Svenska Handelsbanken Inc. 0.20% due 10/22/2014–2/18/2015[3]	76,500	76,455
Thunder Bay Funding, LLC 0.15%–0.22% due 10/15/2014–3/16/2015[3]	128,652	128,590
Toronto-Dominion Holdings USA Inc. 0.08% due 11/5/2014[3]	63,600	63,594
Toyota Motor Credit Corp. 0.16% due 10/30/2014	25,000	24,999
U.S. Treasury Bills 0.12% due 3/5/2015	33,700	33,696
EuroPacific Growth Fund — Page 7 of 8

unaudited
Short-term securities	Principal amount (000)	Value (000)
United Parcel Service Inc. 0.12% due 2/2/2015[3]	$50,000	$49,977
Westpac Banking Corp. 0.26% due 6/19/2015[3]	50,000	49,893
Total short-term securities (cost: $11,351,849,000)		11,353,392
Total investment securities 99.88% (cost: $88,333,902,000)		123,337,749
Other assets less liabilities 0.12%		142,135
Net assets 100.00%		$123,479,884
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,298,909,000, which represented 1.86% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $111,153,000, which represented .09% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
CAD = Canadian dollars
EUR = Euros
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-016-1114O-S42226	EuroPacific Growth Fund — Page 8 of 8

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: November 28, 2014

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 28, 2014